JPMorgan Sustainable Infrastructure ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 2.3%
Goodman Group, REIT	16,220	269,239
NEXTDC Ltd. *	22,603	204,628
Ramsay Health Care Ltd.	2,837	94,582
		568,449
Belgium — 2.9%
Elia Group SA/NV	3,586	431,773
Warehouses De Pauw CVA, REIT	9,350	273,555
		705,328
Brazil — 2.3%
Transmissora Alianca de Energia Eletrica S/A	73,561	548,174
Canada — 2.6%
Canadian National Railway Co.	5,198	644,760
China — 3.4%
China Longyuan Power Group Corp. Ltd., Class H	240,000	144,771
Contemporary Amperex Technology Co. Ltd., Class A	4,020	84,838
NARI Technology Co. Ltd., Class A	205,040	598,901
		828,510
Denmark — 0.3%
Orsted A/S (a)	1,090	61,438
France — 8.5%
Engie SA	59,083	943,702
Getlink SE	29,611	510,229
Neoen SA (a)	3,419	98,854
Veolia Environnement SA	15,832	515,867
		2,068,652
Germany — 4.1%
E.ON SE	25,476	344,672
Vonovia SE	21,182	659,869
		1,004,541
Italy — 4.4%
Enel SpA	63,673	434,465
Infrastrutture Wireless Italiane SpA (a)	21,067	254,742
Terna - Rete Elettrica Nazionale	46,351	390,834
		1,080,041
Japan — 0.7%
Kurita Water Industries Ltd.	4,700	171,649
Portugal — 1.0%
EDP - Energias de Portugal SA	52,505	234,195
Singapore — 0.7%
Parkway Life, REIT	60,200	157,755
South Korea — 0.3%
Samsung SDI Co. Ltd.	293	81,314

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 7.3%
Cellnex Telecom SA (a)	9,132	351,375
Corp. ACCIONA Energias Renovables SA	11,688	303,714
EDP Renovaveis SA	14,494	234,705
Endesa SA	14,728	291,790
Iberdrola SA	24,899	299,808
Solaria Energia y Medio Ambiente SA *	19,720	291,149
		1,772,541
United Kingdom — 17.3%
Assura plc, REIT	825,957	466,216
Grainger plc	76,498	255,162
LondonMetric Property plc, REIT	188,764	461,225
National Grid plc	82,782	1,102,582
Severn Trent plc	11,517	378,576
SSE plc	45,221	963,114
UNITE Group plc (The), REIT	26,499	338,547
United Utilities Group plc	18,870	254,156
		4,219,578
United States — 41.0%
Alexandria Real Estate Equities, Inc., REIT	5,293	639,924
American Tower Corp., REIT	2,628	514,168
Americold Realty Trust, Inc., REIT	20,948	576,070
CMS Energy Corp.	9,561	546,507
Crown Castle, Inc., REIT	565	61,161
Digital Realty Trust, Inc., REIT	5,266	739,662
Equinix, Inc., REIT	153	126,955
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	10,716	254,934
HCA Healthcare, Inc.	941	286,911
Itron, Inc. *	2,144	154,668
NextEra Energy, Inc.	8,225	482,232
Norfolk Southern Corp.	1,589	373,796
PG&E Corp.	24,143	407,292
Physicians Realty Trust, REIT	48,752	596,725
Prologis, Inc., REIT	3,081	390,332
Public Service Enterprise Group, Inc.	3,979	230,742
Sabra Health Care REIT, Inc., REIT	49,734	663,452
SBA Communications Corp., REIT	1,095	245,127
Union Pacific Corp.	3,970	968,402
Ventas, Inc., REIT	13,369	620,188
Welltower, Inc., REIT	2,793	241,622
Weyerhaeuser Co., REIT	11,670	382,426
Xylem, Inc.	4,287	482,030
		9,985,326
Total Common Stocks (Cost $23,189,426)		24,132,251

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (b) (c)(Cost $147,869)	147,777	147,881
Total Investments — 99.7% (Cost $23,337,295)		24,280,132
Other Assets Less Liabilities — 0.3%		75,880
NET ASSETS — 100.0%		24,356,012

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	18.7%
Multi-Utilities	15.2
Health Care REITs	11.3
Specialized REITs	8.5
Ground Transportation	8.2
Industrial REITs	8.1
Independent Power and Renewable Electricity Producers	4.4
Real Estate Management & Development	3.8
Electrical Equipment	2.8
Machinery	2.7
Office REITs	2.6
Water Utilities	2.6
Diversified Telecommunication Services	2.5
Transportation Infrastructure	2.1
Health Care Providers & Services	1.6
Residential REITs	1.4
Mortgage Real Estate Investment Trusts (REITs)	1.1
Electronic Equipment, Instruments & Components	1.0
IT Services	0.8
Short-Term Investments	0.6

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$568,449	$—	$568,449
Belgium	—	705,328	—	705,328
Brazil	548,174	—	—	548,174
Canada	644,760	—	—	644,760
China	—	828,510	—	828,510
Denmark	—	61,438	—	61,438
France	—	2,068,652	—	2,068,652
Germany	—	1,004,541	—	1,004,541

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$1,080,041	$—	$1,080,041
Japan	—	171,649	—	171,649
Portugal	—	234,195	—	234,195
Singapore	—	157,755	—	157,755
South Korea	—	81,314	—	81,314
Spain	—	1,772,541	—	1,772,541
United Kingdom	721,378	3,498,200	—	4,219,578
United States	9,985,326	—	—	9,985,326
Total Common Stocks	11,899,638	12,232,613	—	24,132,251
Short-Term Investments
Investment Companies	147,881	—	—	147,881
Total Investments in Securities	$12,047,519	$12,232,613	$—	$24,280,132
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$522,146	$1,099,525	$1,473,832	$82	$(40)	$147,881	147,777	$3,905	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.